GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                            Annual Report Form N-30D
                               File No. 811-03972


The information required to be contained in this report for the period ending March 31, 2002 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

American Century Equity Income Fund
File No. 811-07820
Form N-30D
Filed via EDGAR and accepted on June 5, 2002
Accession No. 0000908186-02-000008